RELATED PARTY TRANSACTIONS (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Professional fees expense	$ 6,821,583	$ 4,445,949
Amounts payable, related party transactions	51,549
Amounts receivable, related party transactions		155,108
Business service agreement [member] | Business instincts group [member]
IfrsStatementLineItems [Line Items]
Professional fees expense	442,485	315,643
Amounts payable, related party transactions	30,804
Consultant agreement [member] | Alberta ltd [member]
IfrsStatementLineItems [Line Items]
Professional fees expense	566,487	290,225
Executive agreement [member] | Scott larson [member]
IfrsStatementLineItems [Line Items]
Professional fees expense	383,288	$ 205,191
Amounts payable, related party transactions	$ 20,745